Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Cash and non-interest bearing balances in financial institutions	$ 9,875	$ 7,427
Interest bearing deposits in other financial institutions	10,676	90
Federal funds sold	5,816	3,421
Total cash and cash equivalents	26,367	10,938
Securities available-for-sale	186,962	142,055
Securities held-to-maturity	0	18,397
Loans held-for-sale	0	422
Loans receivable	401,401	418,233
Less: allowance for loan losses	(8,005)	(9,121)
Net loans receivable	393,396	409,112
Federal Home Loan Bank stock	3,086	3,381
Accrued interest receivable	2,554	2,591
Premises and equipment	18,242	19,293
Foreclosed real estate	2,457	3,298
Cash value of bank owned life insurance	12,850	12,452
Prepaid FDIC insurance premium	1,523	2,425
Other assets	4,321	6,689
Total assets	651,758	631,053
LIABILITIES AND STOCKHOLDERS' EQUITY
Non-interest bearing	55,577	50,712
Interest bearing	471,304	469,559
Total	526,881	520,271
Repurchase agreements	15,395	16,074
Borrowed funds	36,618	32,544
Accrued expenses and other liabilities	9,904	6,075
Total liabilities	588,798	574,964
Stockholders' Equity:
Preferred stock, no par or stated value; 10,000,000 shares authorized, none outstanding	0	0
Common stock, no par or stated value; 10,000,000 shares authorized; shares issued: December 31, 2011 - 2,888,902 December 31, 2010 - 2,888,902 shares outstanding: December 31, 2011 - 2,835,403 December 31, 2010 - 2,826,796	361	361
Additional paid-in capital	5,173	5,140
Accumulated other comprehensive income/(loss)	2,536	(492)
Retained earnings	56,032	52,398
Treasury stock, common shares at cost: December 31, 2011 - 53,499 December 31, 2010 - 62,106	(1,142)	(1,318)
Total stockholders' equity	62,960	56,089
Total liabilities and stockholders' equity	$ 651,758	$ 631,053